Shareholder Report, Average Annual Return (Details)		6 Months Ended	12 Months Ended	28 Months Ended
	Apr. 22, 2022	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
C000232649
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FM Focus Equity ETF
Without Sales Load [Member] | C000232649
Average Annual Return [Line Items]
Average Annual Return, Percent		8.05%	22.36%	9.70%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		11.59%	27.14%	14.39%
FM Focus Equity ETF - Market Price
Average Annual Return [Line Items]
Average Annual Return, Percent		8.08%	22.42%	9.71%